Related Party Transactions (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Gold Group Management Inc [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 0	$ 10,000